FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management [text block] [Abstract]
Schedule of Maximum Credit Exposure

The Group	2021			2020
	Maximum exposure	Offset[1]	Net exposure	Maximum exposure	Offset[1]	Net exposure
	£m	£m	£m	£m	£m	£m
Financial assets at fair value through profit or loss[2]	1,559	—	1,559	1,511	—	1,511
Derivative financial instruments	5,511	(2,369)	3,142	8,341	(3,373)	4,968
Financial assets at amortised cost, net[3]:
Loans and advances to banks and reverse repurchase agreements, net[3]	7,474	—	7,474	5,950	—	5,950
Loans and advances to customers and reverse repurchase agreements, net[3]	477,541	(1,506)	476,035	480,141	(2,762)	477,379
Debt securities, net[3]	4,562	—	4,562	5,137	—	5,137
	489,577	(1,506)	488,071	491,228	(2,762)	488,466
Financial assets at fair value through other comprehensive income[2]	27,785	—	27,785	27,260	—	27,260
Off-balance sheet items:
Acceptances and endorsements	21	—	21	73	—	73
Other items serving as direct credit substitutes	433	—	433	221	—	221
Performance bonds, including letters of credit, and other transaction-related contingencies	1,886	—	1,886	2,070	—	2,070
Irrevocable commitments and guarantees	55,690	—	55,690	59,240	—	59,240
	58,030	—	58,030	61,604	—	61,604
	582,462	(3,875)	578,587	589,944	(6,135)	583,809
1Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.
2Excluding equity shares.
3Amounts shown net of related impairment allowances.

The Bank	2021			2020
	Maximum exposure	Offset[1]	Net exposure	Maximum exposure	Offset[1]	Net exposure
	£m	£m	£m	£m	£m	£m
Financial assets at fair value through profit or loss[2]:
Loans and advances	1,121	—	1,121	517	—	517
Debt securities, treasury and other bills	3,404	—	3,404	1,203	—	1,203
	4,525	—	4,525	1,720	—	1,720
Derivative financial instruments	6,898	(2,019)	4,879	12,595	(2,752)	9,843
Financial assets at amortised cost, net[3]
Loans and advances to banks and reverse repurchase agreements, net[3]	7,287	—	7,287	5,656	—	5,656
Loans and advances to customers and reverse repurchase agreements, net[3]	163,428	(1,201)	162,227	178,269	(2,156)	176,113
Debt securities, net[3]	3,756	—	3,756	4,315	—	4,315
	174,471	(1,201)	173,270	188,240	(2,156)	186,084
Financial assets at fair value through other comprehensive income	25,529	—	25,529	24,647	—	24,647
Off-balance sheet items:
Acceptances and endorsements	21	—	21	73	—	73
Other items serving as direct credit substitutes	375	—	375	203	—	203
Performance bonds, including letters of credit, and other transaction-related contingencies	1,681	—	1,681	1,817	—	1,817
Irrevocable commitments and guarantees	30,653	—	30,653	32,847	—	32,847
	32,730	—	32,730	34,940	—	34,940
	244,153	(3,220)	240,933	262,142	(4,908)	257,234
1Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.
2Excluding equity shares.
3Amounts shown net of related impairment allowances.

Schedule of Concentration of Exposure

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Agriculture, forestry and fishing	7,728	7,835	2,901	3,039
Energy and water supply	1,962	1,274	1,890	1,189
Manufacturing	3,505	4,455	3,113	3,770
Construction	4,325	5,046	3,613	4,022
Transport, distribution and hotels	13,367	14,229	10,001	10,160
Postal and telecommunications	1,857	2,261	1,506	1,689
Property companies	23,156	25,092	19,934	21,629
Financial, business and other services	65,849	77,271	63,929	73,987
Personal:
Mortgages[1]	318,422	305,966	46,089	49,574
Other	24,546	25,295	8,674	8,502
Lease financing	843	1,047	20	30
Hire purchase	15,785	16,071	2,934	2,959
Total loans and advances to customers and reverse repurchase agreements before allowance for impairment losses	481,345	485,842	164,604	180,550
Allowance for impairment losses (note 15)	(3,804)	(5,701)	(1,176)	(2,281)
Total loans and advances to customers and reverse repurchase agreements	477,541	480,141	163,428	178,269
1Includes both UK and overseas mortgage balances.

Schedule of Average Probability of Default Grade

Retail		Commercial
Quality classification	IFRS 9 PD range	Quality classification	IFRS 9 PD range
RMS 1-6	0.00-4.50%	CMS 1-10	0.00-0.50%
RMS 7-9	4.51-14.00%	CMS 11-14	0.51-3.00%
RMS 10	14.01-20.00%	CMS 15-18	3.01-20.00%
RMS 11-13	20.01-99.99%	CMS 19	20.01-99.99%
RMS 14	100.00%	CMS 20-23	100.00%

Schedule of Credit Quality of Assets

	Drawn exposures					Expected credit loss allowance
The Group - Gross drawn exposures and expected credit loss allowance	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Loans and advances to banks and reverse repurchase agreements
CMS 1-10	7,472	—	—	—	7,472	—	—	—	—	—
CMS 11-14	2	—	—	—	2	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	7,474	—	—	—	7,474	—	—	—	—	—
Loans and advances to customers and reverse repurchase agreements
Retail - UK mortgages
RMS 1-6	273,620	18,073	—	—	291,693	48	250	—	—	298
RMS 7-9	9	2,258	—	—	2,267	—	64	—	—	64
RMS 10	—	355	—	—	355	—	15	—	—	15
RMS 11-13	—	1,112	—	—	1,112	—	65	—	—	65
RMS 14	—	—	1,940	10,977	12,917	—	—	184	210	394
	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836
Retail - credit cards
RMS 1-6	11,252	1,107	—	—	12,359	67	43	—	—	110
RMS 7-9	896	623	—	—	1,519	29	71	—	—	100
RMS 10	—	112	—	—	112	—	22	—	—	22
RMS 11-13	—	235	—	—	235	—	82	—	—	82
RMS 14	—	—	292	—	292	—	—	128	—	128
	12,148	2,077	292	—	14,517	96	218	128	—	442
Retail - loans and overdrafts
RMS 1-6	7,220	501	—	—	7,721	84	23	—	—	107
RMS 7-9	938	286	—	—	1,224	39	33	—	—	72
RMS 10	18	74	—	—	92	2	14	—	—	16
RMS 11-13	5	244	—	—	249	1	83	—	—	84
RMS 14	—	—	271	—	271	—	—	139	—	139
	8,181	1,105	271	—	9,557	126	153	139	—	418
Retail - UK Motor Finance
RMS 1-6	11,662	1,309	—	—	12,971	101	25	—	—	126
RMS 7-9	583	298	—	—	881	5	15	—	—	20
RMS 10	—	69	—	—	69	—	7	—	—	7
RMS 11-13	2	152	—	—	154	—	27	—	—	27
RMS 14	—	—	201	—	201	—	—	116	—	116
	12,247	1,828	201	—	14,276	106	74	116	—	296
Retail - other
RMS 1-6	14,979	754	—	—	15,733	21	10	—	—	31
RMS 7-9	1,258	593	—	—	1,851	5	27	—	—	32
RMS 10	—	2	—	—	2	—	—	—	—	—
RMS 11-13	177	610	—	—	787	—	21	—	—	21
RMS 14	—	—	778	—	778	—	—	55	—	55
	16,414	1,959	778	—	19,151	26	58	55	—	139
Total Retail	322,619	28,767	3,482	10,977	365,845	402	897	622	210	2,131

The Group - Gross drawn exposures and expected credit loss allowance continued	Drawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Commercial Banking
CMS 1-10	28,600	186	—	—	28,786	18	1	—	—	19
CMS 11-14	29,950	3,315	—	—	33,265	75	75	—	—	150
CMS 15-18	766	2,327	—	—	3,093	9	119	—	—	128
CMS 19	—	255	—	—	255	—	18	—	—	18
CMS 20-23	—	—	2,862	—	2,862	—	—	942	—	942
	59,316	6,083	2,862	—	68,261	102	213	942	—	1,257
Other[1]
RMS 1-6	898	34	—	—	932	5	2	—	—	7
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	62	—	62	—	—	9	—	9
	898	34	62	—	994	5	2	9	—	16
CMS 1-10	46,243	—	—	—	46,243	—	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	2	—	—	—	2	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	46,245	—	—	—	46,245	—	—	—	—	—
Central adjustment	—	—	—	—	—	400	—	—	—	400
Total loans and advances to customers and reverse repurchase agreements	429,078	34,884	6,406	10,977	481,345	909	1,112	1,573	210	3,804

In respect of:
Retail	322,619	28,767	3,482	10,977	365,845	402	897	622	210	2,131
Commercial Banking	59,316	6,083	2,862	—	68,261	102	213	942	—	1,257
Other[1]	47,143	34	62	—	47,239	405	2	9	—	416
Total loans and advances to customers and reverse repurchase agreements	429,078	34,884	6,406	10,977	481,345	909	1,112	1,573	210	3,804
1Contains mainly reverse repurchase agreement balances and certain hedging adjustments.

The Group - Gross undrawn exposures and expected credit loss allowance	Undrawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Loans and advances to customers and reverse repurchase agreements
Retail - UK mortgages
RMS 1-6	16,971	92	—	—	17,063	1	—	—	—	1
RMS 7-9	—	3	—	—	3	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	13	72	85	—	—	—	—	—
	16,971	95	13	72	17,151	1	—	—	—	1
Retail - credit cards
RMS 1-6	56,666	2,241	—	—	58,907	45	24	—	—	69
RMS 7-9	457	172	—	—	629	3	3	—	—	6
RMS 10	—	31	—	—	31	—	1	—	—	1
RMS 11-13	—	58	—	—	58	—	3	—	—	3
RMS 14	—	—	55	—	55	—	—	—	—	—
	57,123	2,502	55	—	59,680	48	31	—	—	79
Retail - loans and overdrafts
RMS 1-6	6,303	231	—	—	6,534	9	4	—	—	13
RMS 7-9	97	48	—	—	145	1	5	—	—	6
RMS 10	1	11	—	—	12	—	2	—	—	2
RMS 11-13	—	29	—	—	29	—	6	—	—	6
RMS 14	—	—	18	—	18	—	—	—	—	—
	6,401	319	18	—	6,738	10	17	—	—	27
Retail - UK Motor Finance
RMS 1-6	1,457	—	—	—	1,457	2	—	—	—	2
RMS 7-9	527	—	—	—	527	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	1	—	—	—	1	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	1,985	—	—	—	1,985	2	—	—	—	2
Retail - other
RMS 1-6	1,413	25	—	—	1,438	14	—	—	—	6
RMS 7-9	50	27	—	—	77	5	5	—	—	10
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	6	—	—	6	—	2	—	—	2
RMS 14	—	—	1	—	1	—	—	—	—	—
	1,463	58	1	—	1,522	19	7	—	—	26
Total Retail	83,943	2,974	87	72	87,076	80	55	—	—	135

The Group - Gross undrawn exposures and expected credit loss allowance continued	Undrawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Commercial Banking
CMS 1-10	31,757	32	—	—	31,789	7	—	—	—	7
CMS 11-14	6,225	1,203	—	—	7,428	14	18	—	—	32
CMS 15-18	188	320	—	—	508	1	12	—	—	13
CMS 19	—	27	—	—	27	—	1	—	—	1
CMS 20-23	—	—	66	—	66	—	—	5	—	5
	38,170	1,582	66	—	39,818	22	31	5	—	58
Other
RMS 1-6	289	—	—	—	289	—	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	289	—	—	—	289	—	—	—	—	—
CMS 1-10	501	—	—	—	501	1	—	—	—	1
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	501	—	—	—	501	1	—	—	—	1
Total loans and advances to customers and reverse repurchase agreements	122,903	4,556	153	72	127,684	103	86	5	—	194

In respect of:
Retail	83,943	2,974	87	72	87,076	80	55	—	—	135
Commercial Banking	38,170	1,582	66	—	39,818	22	31	5	—	58
Other	790	—	—	—	790	1	—	—	—	1
Total loans and advances to customers and reverse repurchase agreements	122,903	4,556	153	72	127,684	103	86	5	—	194

	Drawn exposures					Expected credit loss allowance
The Group - Gross drawn exposures and expected credit loss allowance	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to banks and reverse repurchase agreements
CMS 1-10	5,951	—	—	—	5,951	4	—	—	—	4
CMS 11-14	3	—	—	—	3	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	5,954	—	—	—	5,954	4	—	—	—	4
Loans and advances to customers and reverse repurchase agreements
Retail - UK mortgages
RMS 1-6	251,372	21,010	—	—	272,382	103	247	—	—	350
RMS 7-9	46	4,030	—	—	4,076	1	66	—	—	67
RMS 10	—	907	—	—	907	—	25	—	—	25
RMS 11-13	—	3,071	—	—	3,071	—	130	—	—	130
RMS 14	—	—	1,859	12,511	14,370	—	—	191	261	452
	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Retail - credit cards
RMS 1-6	9,619	1,284	—	—	10,903	75	57	—	—	132
RMS 7-9	1,603	1,137	—	—	2,740	66	138	—	—	204
RMS 10	274	343	—	—	617	14	70	—	—	84
RMS 11-13	—	509	—	—	509	—	193	—	—	193
RMS 14	—	—	340	—	340	—	—	153	—	153
	11,496	3,273	340	—	15,109	155	458	153	—	766
Retail - loans and overdrafts
RMS 1-6	5,559	291	—	—	5,850	80	15	—	—	95
RMS 7-9	1,990	580	—	—	2,570	99	66	—	—	165
RMS 10	116	181	—	—	297	13	36	—	—	49
RMS 11-13	45	467	—	—	512	9	178	—	—	187
RMS 14	—	—	307	—	307	—	—	147	—	147
	7,710	1,519	307	—	9,536	201	295	147	—	643
Retail - UK Motor Finance
RMS 1-6	12,035	1,396	—	—	13,431	187	46	—	—	233
RMS 7-9	738	456	—	—	1,194	7	33	—	—	40
RMS 10	—	171	—	—	171	—	30	—	—	30
RMS 11-13	13	193	—	—	206	—	62	—	—	62
RMS 14	—	—	199	—	199	—	—	133	—	133
	12,786	2,216	199	—	15,201	194	171	133	—	498
Retail - other
RMS 1-6	14,952	482	—	—	15,434	19	19	—	—	38
RMS 7-9	2,418	334	—	—	2,752	11	39	—	—	50
RMS 10	—	21	—	—	21	—	1	—	—	1
RMS 11-13	509	467	—	—	976	—	40	—	—	40
RMS 14	—	—	184	—	184	—	—	59	—	59
	17,879	1,304	184	—	19,367	30	99	59	—	188
Total Retail	301,289	37,330	2,889	12,511	354,019	684	1,491	683	261	3,119

The Group - Gross drawn exposures and expected credit loss allowance continued	Drawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial Banking
CMS 1-10	22,218	177	—	—	22,395	23	2	—	—	25
CMS 11-14	30,023	6,662	—	—	36,685	135	106	—	—	241
CMS 15-18	4,656	6,430	—	—	11,086	96	397	—	—	493
CMS 19	—	669	—	—	669	—	129	—	—	129
CMS 20-23	—	—	3,485	—	3,485	—	—	1,273	—	1,273
	56,897	13,938	3,485	—	74,320	254	634	1,273	—	2,161
Other[1]
RMS 1-6	822	12	—	—	834	9	—	—	—	9
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	59	—	59	—	—	12	—	12
	822	12	59	—	893	9	—	12	—	21
CMS 1-10	56,362	—	—	—	56,362	—	—	—	—	—
CMS 11-14	236	—	—	—	236	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	2	—	—	—	2	—	—	—	—	—
CMS 20-23	—	—	10	—	10	—	—	—	—	—
	56,600	—	10	—	56,610	—	—	—	—	—
Central adjustment	—	—	—	—	—	400	—	—	—	400
Total loans and advances to customers and reverse repurchase agreements	415,608	51,280	6,443	12,511	485,842	1,347	2,125	1,968	261	5,701

In respect of:
Retail	301,289	37,330	2,889	12,511	354,019	684	1,491	683	261	3,119
Commercial Banking	56,897	13,938	3,485	—	74,320	254	634	1,273	—	2,161
Other[1]	57,422	12	69	—	57,503	409	—	12	—	421
Total loans and advances to customers and reverse repurchase agreements	415,608	51,280	6,443	12,511	485,842	1,347	2,125	1,968	261	5,701
1Contains mainly reverse repurchase agreement balances and certain hedging adjustments.

	Undrawn exposures					Expected credit loss allowance
The Group - Gross undrawn exposures and expected credit loss allowance	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to customers and reverse repurchase agreements
Retail - UK mortgages
RMS 1-6	19,347	109	—	—	19,456	3	—	—	—	3
RMS 7-9	1	6	—	—	7	—	—	—	—	—
RMS 10	—	2	—	—	2	—	—	—	—	—
RMS 11-13	—	1	—	—	1	—	—	—	—	—
RMS 14	—	—	10	74	84	—	—	—	—	—
	19,348	118	10	74	19,550	3	—	—	—	3
Retail - credit cards
RMS 1-6	54,694	3,044	—	—	57,738	67	46	—	—	113
RMS 7-9	772	463	—	—	1,235	11	8	—	—	19
RMS 10	602	282	—	—	884	7	11	—	—	18
RMS 11-13	—	85	—	—	85	—	7	—	—	7
RMS 14	—	—	56	—	56	—	—	—	—	—
	56,068	3,874	56	—	59,998	85	72	—	—	157
Retail - loans and overdrafts
RMS 1-6	6,070	315	—	—	6,385	14	7	—	—	21
RMS 7-9	269	139	—	—	408	8	14	—	—	22
RMS 10	13	35	—	—	48	1	7	—	—	8
RMS 11-13	3	69	—	—	72	—	21	—	—	21
RMS 14	—	—	18	—	18	—	—	—	—	—
	6,355	558	18	—	6,931	23	49	—	—	72
Retail - UK Motor Finance
RMS 1-6	1,275	—	—	—	1,275	2	—	—	—	2
RMS 7-9	381	3	—	—	384	1	—	—	—	1
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	1	—	—	—	1	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	1,657	3	—	—	1,660	3	—	—	—	3
Retail - other
RMS 1-6	1,672	23	—	—	1,695	7	5	—	—	12
RMS 7-9	140	36	—	—	176	9	13	—	—	22
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	10	—	—	10	—	7	—	—	7
RMS 14	—	—	1	—	1	—	—	—	—	—
	1,812	69	1	—	1,882	16	25	—	—	41
Total Retail	85,240	4,622	85	74	90,021	130	146	—	—	276

The Group - Gross undrawn exposures and expected credit loss allowance continued	Undrawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial Banking
CMS 1-10	29,039	—	—	—	29,039	13	—	—	—	13
CMS 11-14	9,612	1,614	—	—	11,226	31	16	—	—	47
CMS 15-18	934	1,291	—	—	2,225	16	47	—	—	63
CMS 19	—	92	—	—	92	—	12	—	—	12
CMS 20-23	—	—	195	—	195	—	—	14	—	14
	39,585	2,997	195	—	42,777	60	75	14	—	149
Other
RMS 1-6	299	—	—	—	299	1	—	—	—	1
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	299	—	—	—	299	1	—	—	—	1
CMS 1-10	501	—	—	—	501	—	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	501	—	—	—	501	—	—	—	—	—
Total loans and advances to customers and reverse repurchase agreements	125,625	7,619	280	74	133,598	191	221	14	—	426

In respect of:
Retail	85,240	4,622	85	74	90,021	130	146	—	—	276
Commercial Banking	39,585	2,997	195	—	42,777	60	75	14	—	149
Other	800	—	—	—	800	1	—	—	—	1
Total loans and advances to customers and reverse repurchase agreements	125,625	7,619	280	74	133,598	191	221	14	—	426

	Drawn exposures				Expected credit loss allowance
The Bank - Gross drawn exposures and expected credit loss allowance	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Loans and advances to banks and reverse repurchase agreements
CMS 1-10	7,285	—	—	7,285	—	—	—	—
CMS 11-14	2	—	—	2	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—
	7,287	—	—	7,287	—	—	—	—
Loans and advances to customers and reverse repurchase agreements
Retail - UK mortgages
RMS 1-6	40,415	3,747	—	44,162	3	27	—	30
RMS 7-9	—	384	—	384	—	7	—	7
RMS 10	—	65	—	65	—	1	—	1
RMS 11-13	—	201	—	201	—	6	—	6
RMS 14	—	—	486	486	—	—	26	26
	40,415	4,397	486	45,298	3	41	26	70
Retail - credit cards
RMS 1-6	2,779	300	—	3,079	16	13	—	29
RMS 7-9	269	204	—	473	8	25	—	33
RMS 10	—	33	—	33	—	7	—	7
RMS 11-13	—	57	—	57	—	22	—	22
RMS 14	—	—	72	72	—	—	32	32
	3,048	594	72	3,714	24	67	32	123
Retail - loans and overdrafts
RMS 1-6	3,816	306	—	4,122	45	14	—	59
RMS 7-9	528	158	—	686	22	18	—	40
RMS 10	10	41	—	51	1	8	—	9
RMS 11-13	2	132	—	134	—	46	—	46
RMS 14	—	—	152	152	—	—	77	77
	4,356	637	152	5,145	68	86	77	231
Retail - UK Motor Finance
RMS 1-6	290	11	—	301	1	—	—	1
RMS 7-9	2	4	—	6	—	—	—	—
RMS 10	—	1	—	1	—	—	—	—
RMS 11-13	—	4	—	4	—	—	—	—
RMS 14	—	—	26	26	—	—	13	13
	292	20	26	338	1	—	13	14
Retail - other
RMS 1-6	4,577	375	—	4,952	11	3	—	14
RMS 7-9	1,141	463	—	1,604	4	22	—	26
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	71	544	—	615	—	19	—	19
RMS 14	—	—	674	674	—	—	38	38
	5,789	1,382	674	7,845	15	44	38	97
Total Retail	53,900	7,030	1,410	62,340	111	238	186	535

	Drawn exposures				Expected credit loss allowance
The Bank - Gross drawn exposures and expected credit loss allowance continued	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Commercial Banking
CMS 1-10	24,880	184	—	25,064	16	1	—	17
CMS 11-14	22,861	2,893	—	25,754	63	67	—	130
CMS 15-18	578	1,792	—	2,370	7	85	—	92
CMS 19	—	178	—	178	—	13	—	13
CMS 20-23	—	—	1,279	1,279	—	—	225	225
	48,319	5,047	1,279	54,645	86	166	225	477
Other
RMS 1-6	246	7	—	253	1	—	—	1
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	9	9	—	—	3	3
	246	7	9	262	1	—	3	4
CMS 1-10	47,356	—	—	47,356	—	—	—	—
CMS 11-14	1	—	—	1	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—
	47,357	—	—	47,357	—	—	—	—
Central adjustment	—	—	—	—	160	—	—	160
Total loans and advances to customers and reverse repurchase agreements	149,822	12,084	2,698	164,604	358	404	414	1,176

In respect of:
Retail	53,900	7,030	1,410	62,340	111	238	186	535
Commercial Banking	48,319	5,047	1,279	54,645	86	166	225	477
Other[1]	47,603	7	9	47,619	161	—	3	164
Total loans and advances to customers and reverse repurchase agreements	149,822	12,084	2,698	164,604	358	404	414	1,176
1Contains mainly reverse repurchase agreement balances.

	Undrawn exposures				Expected credit loss allowance
The Bank - Gross undrawn exposures and expected credit loss allowance	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Loans and advances to customers and reverse repurchase agreements
Retail - UK mortgages
RMS 1-6	1,002	—	—	1,002	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—
	1,002	—	—	1,002	—	—	—	—
Retail - credit cards
RMS 1-6	15,280	596	—	15,876	15	11	—	26
RMS 7-9	286	61	—	347	1	1	—	2
RMS 10	—	9	—	9	—	—	—	—
RMS 11-13	—	12	—	12	—	—	—	—
RMS 14	—	—	15	15	—	—	—	—
	15,566	678	15	16,259	16	12	—	28
Retail - loans and overdrafts
RMS 1-6	3,556	59	—	3,615	5	3	—	8
RMS 7-9	56	23	—	79	1	2	—	3
RMS 10	1	6	—	7	—	1	—	1
RMS 11-13	—	15	—	15	—	3	—	3
RMS 14	—	—	10	10	—	—	—	—
	3,613	103	10	3,726	6	9	—	15
Retail - UK Motor Finance
RMS 1-6	2	—	—	2	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—
	2	—	—	2	—	—	—	—
Retail - other
RMS 1-6	666	23	—	689	13	—	—	13
RMS 7-9	44	26	—	70	4	4	—	8
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	6	—	6	—	2	—	2
RMS 14	—	—	1	1	—	—	—	—
	710	55	1	766	17	6	—	23
Total Retail	20,893	836	26	21,755	39	27	—	66

	Undrawn exposures				Expected credit loss allowance
The Bank - Gross undrawn exposures and expected credit loss allowance continued	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Commercial Banking
CMS 1-10	29,012	31	—	29,043	6	—	—	6
CMS 11-14	5,014	1,050	—	6,064	12	15	—	27
CMS 15-18	62	250	—	312	—	10	—	10
CMS 19	—	23	—	23	—	1	—	1
CMS 20-23	—	—	65	65	—	—	4	4
	34,088	1,354	65	35,507	18	26	4	48
Other
RMS 1-6	227	—	—	227	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—
	227	—	—	227	—	—	—	—
CMS 1-10	501	—	—	501	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—
	501	—	—	501	—	—	—	—
Total loans and advances to customers and reverse repurchase agreements	55,709	2,190	91	57,990	57	53	4	114

In respect of:
Retail	20,893	836	26	21,755	39	27	—	66
Commercial Banking	34,088	1,354	65	35,507	18	26	4	48
Other	728	—	—	728	—	—	—	—
Total loans and advances to customers and reverse repurchase agreements	55,709	2,190	91	57,990	57	53	4	114

	Drawn exposures				Expected credit loss allowance
The Bank - Gross drawn exposures and expected credit loss allowance	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to banks and reverse repurchase agreements
CMS 1-10	5,660	—	—	5,660	4	—	—	4
CMS 11-14	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—
	5,660	—	—	5,660	4	—	—	4
Loans and advances to customers and reverse repurchase agreements
Retail - UK mortgages
RMS 1-6	41,423	4,152	—	45,575	8	24	—	32
RMS 7-9	2	1,442	—	1,444	—	11	—	11
RMS 10	—	137	—	137	—	3	—	3
RMS 11-13	—	946	—	946	—	18	—	18
RMS 14	—	—	568	568	—	—	32	32
	41,425	6,677	568	48,670	8	56	32	96
Retail - credit cards
RMS 1-6	2,248	363	—	2,611	18	17	—	35
RMS 7-9	290	342	—	632	14	45	—	59
RMS 10	2	94	—	96	—	22	—	22
RMS 11-13	—	134	—	134	—	57	—	57
RMS 14	—	—	88	88	—	—	40	40
	2,540	933	88	3,561	32	141	40	213
Retail - loans and overdrafts
RMS 1-6	2,930	162	—	3,092	44	8	—	52
RMS 7-9	1,109	265	—	1,374	56	30	—	86
RMS 10	64	102	—	166	7	21	—	28
RMS 11-13	22	266	—	288	4	102	—	106
RMS 14	—	—	173	173	—	—	84	84
	4,125	795	173	5,093	111	161	84	356
Retail - UK Motor Finance
RMS 1-6	382	40	—	422	7	2	—	9
RMS 7-9	6	18	—	24	—	1	—	1
RMS 10	—	9	—	9	—	2	—	2
RMS 11-13	—	13	—	13	—	5	—	5
RMS 14	—	—	44	44	—	—	26	26
	388	80	44	512	7	10	26	43
Retail - other
RMS 1-6	5,173	188	—	5,361	9	11	—	20
RMS 7-9	2,186	214	—	2,400	10	32	—	42
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	345	395	—	740	—	35	—	35
RMS 14	—	—	123	123	—	—	37	37
	7,704	797	123	8,624	19	78	37	134
Total Retail	56,182	9,282	996	66,460	177	446	219	842

	Drawn exposures				Expected credit loss allowance
The Bank - Gross drawn exposures and expected credit loss allowance continued	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial Banking
CMS 1-10	17,907	175	—	18,082	20	—	—	20
CMS 11-14	22,449	5,928	—	28,377	114	94	—	208
CMS 15-18	3,722	5,548	—	9,270	76	332	—	408
CMS 19	—	549	—	549	—	101	—	101
CMS 20-23	—	—	1,865	1,865	—	—	496	496
	44,078	12,200	1,865	58,143	210	527	496	1,233
Other
RMS 1-6	230	12	—	242	2	1	—	3
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	6	6	—	—	3	3
	230	12	6	248	2	1	3	6
CMS 1-10	55,595	—	—	55,595	—	—	—	—
CMS 11-14	104	—	—	104	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—
	55,699	—	—	55,699	—	—	—	—
Central adjustment	—	—	—	—	200	—	—	200
Total loans and advances to customers and reverse repurchase agreements	156,189	21,494	2,867	180,550	589	974	718	2,281

In respect of:
Retail	56,182	9,282	996	66,460	177	446	219	842
Commercial Banking	44,078	12,200	1,865	58,143	210	527	496	1,233
Other[1]	55,929	12	6	55,947	202	1	3	206
Total loans and advances to customers and reverse repurchase agreements	156,189	21,494	2,867	180,550	589	974	718	2,281
1Contains mainly reverse repurchase agreement balances.

	Undrawn exposures				Expected credit loss allowance
The Bank - Gross undrawn exposures and expected credit loss allowance	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to customers and reverse repurchase agreements
Retail - UK mortgages
RMS 1-6	1,720	—	—	1,720	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—
	1,720	—	—	1,720	—	—	—	—
Retail - credit cards
RMS 1-6	14,814	1,081	—	15,895	17	19	—	36
RMS 7-9	154	154	—	308	3	4	—	7
RMS 10	3	21	—	24	—	1	—	1
RMS 11-13	—	24	—	24	—	2	—	2
RMS 14	—	—	13	13	—	—	—	—
	14,971	1,280	13	16,264	20	26	—	46
Retail - loans and overdrafts
RMS 1-6	3,414	99	—	3,513	8	4	—	12
RMS 7-9	160	74	—	234	4	8	—	12
RMS 10	8	22	—	30	1	4	—	5
RMS 11-13	2	42	—	44	—	12	—	12
RMS 14	—	—	10	10	—	—	—	—
	3,584	237	10	3,831	13	28	—	41
Retail - UK Motor Finance
RMS 1-6	24	—	—	24	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—
	24	—	—	24	—	—	—	—
Retail - other
RMS 1-6	923	18	—	941	6	2	—	8
RMS 7-9	131	31	—	162	8	12	—	20
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	10	—	10	—	6	—	6
RMS 14	—	—	1	1	—	—	—	—
	1,054	59	1	1,114	14	20	—	34
Total Retail	21,353	1,576	24	22,953	47	74	—	121

	Undrawn exposures				Expected credit loss allowance
The Bank - Gross undrawn exposures and expected credit loss allowance continued	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial Banking
CMS 1-10	27,598	—	—	27,598	14	—	—	14
CMS 11-14	8,105	1,239	—	9,344	26	13	—	39
CMS 15-18	829	1,057	—	1,886	13	41	—	54
CMS 19	—	54	—	54	—	7	—	7
CMS 20-23	—	—	189	189	—	—	8	8
	36,532	2,350	189	39,071	53	61	8	122
Other
RMS 1-6	242	—	—	242	2	—	—	2
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—
	242	—	—	242	2	—	—	2
CMS 1-10	500	—	—	500	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—
	500	—	—	500	—	—	—	—
Total loans and advances to customers and reverse repurchase agreements	58,627	3,926	213	62,766	102	135	8	245

In respect of:
Retail	21,353	1,576	24	22,953	47	74	—	121
Commercial Banking	36,532	2,350	189	39,071	53	61	8	122
Other	742	—	—	742	2	—	—	2
Total loans and advances to customers and reverse repurchase agreements	58,627	3,926	213	62,766	102	135	8	245

Schedule of Debt Securities Classified as Loans and Receivables
An analysis by credit rating of debt securities held at amortised cost is provided below:

	2021			2020
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
The Group	£m	£m	£m	£m	£m	£m
Asset-backed securities:
Mortgage-backed securities	1,457	—	1,457	2,046	—	2,046
Other asset-backed securities	1,590	18	1,608	1,593	20	1,613
	3,047	18	3,065	3,639	20	3,659
Corporate and other debt securities	1,498	1	1,499	1,463	16	1,479
Gross exposure	4,545	19	4,564	5,102	36	5,138
Allowance for impairment losses			(2)			(1)
Total debt securities held at amortised cost			4,562			5,137
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2021: £18 million; 2020: £8 million and not rated (2021: £1 million; 2020: £28 million).

	2021			2020
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
The Bank	£m	£m	£m	£m	£m	£m
Asset-backed securities:
Mortgage-backed securities	1,151	—	1,151	1,741	—	1,741
Other asset-backed securities	1,115	—	1,115	1,103	—	1,103
	2,266	—	2,266	2,844	—	2,844
Corporate and other debt securities	1,490	—	1,490	1,457	15	1,472
Gross exposure	3,756	—	3,756	4,301	15	4,316
Allowance for impairment losses			—			(1)
Total debt securities held at amortised cost			3,756			4,315
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2021: £nil; 2020: £nil) and not rated (2021: £nil; 2020: £15 million).

Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares)	. The credit quality of financial assets at fair value through other comprehensive income is set out below:

	2021			2020
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
The Group	£m	£m	£m	£m	£m	£m
Debt securities:
Government securities	14,599	—	14,599	14,267	—	14,267
Asset-backed securities	—	55	55	—	65	65
Corporate and other debt securities	13,087	44	13,131	12,786	142	12,928
	27,686	99	27,785	27,053	207	27,260
Treasury and other bills	—	—	—	—	—	—
Total financial assets at fair value through other comprehensive income	27,686	99	27,785	27,053	207	27,260
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2021: £55 million; 2020: £65 million) and not rated (2021: £44 million; 2020: £142 million).

	2021			2020
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
The Bank	£m	£m	£m	£m	£m	£m
Debt securities:
Government securities	14,445	—	14,445	14,114	—	14,114
Corporate and other debt securities	11,084	—	11,084	10,444	89	10,533
	25,529	—	25,529	24,558	89	24,647
Treasury and other bills	—	—	—	—	—	—
	25,529	—	25,529	24,558	89	24,647
Due from fellow Lloyds Banking Group undertakings:
Corporate and other debt securities			—			—
Total financial assets at fair value through other comprehensive income			25,529			24,647
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2021: £nil; 2020: £nil) and not rated (2021: £nil; 2020: £89 million).

Schedule of Derivative Assets

	2021			2020
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
The Group	£m	£m	£m	£m	£m	£m
Trading and other	3,991	834	4,825	5,942	1,037	6,979
Hedging	52	—	52	667	5	672
	4,043	834	4,877	6,609	1,042	7,651
Due from fellow Lloyds Banking Group undertakings			634			690
Total derivative financial instruments			5,511			8,341
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2021: £622 million; 2020: £969 million) and not rated (2021: £212 million; 2020: £73 million).

	2021			2020
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
The Bank	£m	£m	£m	£m	£m	£m
Trading and other	2,847	86	2,933	4,442	146	4,588
Hedging	32	—	32	237	3	240
	2,879	86	2,965	4,679	149	4,828
Due from fellow Lloyds Banking Group undertakings			3,933			7,767
Total derivative financial instruments			6,898			12,595
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2021: £42 million; 2020: £135 million) and not rated (2021: £44 million; 2020: £14 million).

Schedule of Mortgage Lending

	2021					2020
The Group	Stage 1	Stage 2	Stage 3	POCI	Total gross	Stage 1	Stage 2	Stage 3	POCI	Total gross
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Less than 70 per cent	217,830	19,766	1,717	9,872	249,185	185,548	24,330	1,547	10,051	221,476
70 per cent to 80 per cent	42,808	1,632	134	572	45,146	43,656	3,364	187	1,303	48,510
80 per cent to 90 per cent	12,087	253	52	184	12,576	21,508	1,009	74	470	23,061
90 per cent to 100 per cent	779	46	14	135	974	555	126	21	190	892
Greater than 100 per cent	125	101	23	214	463	151	189	30	497	867
Total	273,629	21,798	1,940	10,977	308,344	251,418	29,018	1,859	12,511	294,806

	2021				2020
The Bank	Stage 1	Stage 2	Stage 3	Total gross	Stage 1	Stage 2	Stage 3	Total gross
	£m	£m	£m	£m	£m	£m	£m	£m
Less than 70 per cent	37,113	4,072	432	41,617	36,418	5,639	456	42,513
70 per cent to 80 per cent	2,588	246	29	2,863	3,603	712	66	4,381
80 per cent to 90 per cent	612	49	17	678	1,298	239	30	1,567
90 per cent to 100 per cent	90	10	3	103	94	42	9	145
Greater than 100 per cent	12	20	5	37	12	45	7	64
Total	40,415	4,397	486	45,298	41,425	6,677	568	48,670

Schedule of Securities Lending Transactions
The following on-balance sheet financial assets have been lent to counterparties under securities lending transactions:

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Financial assets at fair value through profit or loss	—	—	—	1,365
Financial assets at fair value through other comprehensive income	2,724	2,344	2,946	969
Total	2,724	2,344	2,946	2,334

Schedule of Interest Rate Risk Exposure
At 31 December 2021, the Group and the Bank had the following significant exposures impacted by interest rate benchmark reform which have yet to transition to the replacement benchmark rate:

	The Group				The Bank
	Sterling LIBOR	US Dollar LIBOR	Other LIBOR	Total	Sterling LIBOR	US Dollar LIBOR	Other LIBOR	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Non-derivative financial assets
Financial assets at fair value through profit or loss	131	172	—	303	33	96	—	129
Loans and advances to banks and reverse repurchase agreements	—	3,252	—	3,252	—	3,252	—	3,252
Loans and advances to customers and reverse repurchase agreements	3,419	2,549	—	5,968	2,912	1,924	—	4,836
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	7	127	—	134
Debt securities	—	—	—	—	—	—	—	—
Financial assets at amortised cost	3,419	5,801	—	9,220	2,919	5,303	—	8,222
	3,550	5,973	—	9,523	2,952	5,399	—	8,351
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	—	(100)	(3)	(103)	—	(100)	(3)	(103)
Debt securities in issue	—	(54)	(26)	(80)	—	(54)	(6)	(60)
	—	(154)	(29)	(183)	—	(154)	(9)	(163)
Derivative notional/contract amount
Interest rate	4,271	120,797	—	125,068	1,411	120,502	10	121,923
Cross currency	—	22,663	—	22,663	—	21,868	—	21,868

Schedule of Maturities of Liabilities

The Group	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2021
Deposits from banks and repurchase agreements	1,930	477	202	32,407	223	35,239
Customer deposits and repurchase agreements	439,550	1,616	3,689	5,046	569	450,470
Financial liabilities at fair value through profit or loss	81	21	242	1,572	4,677	6,593
Debt securities in issue	4,367	5,307	8,603	27,715	4,708	50,700
Lease liabilities	2	61	158	578	832	1,631
Subordinated liabilities	30	39	370	5,418	5,679	11,536
Total non-derivative financial liabilities	445,960	7,521	13,264	72,736	16,688	556,169
Derivative financial liabilities:
Gross settled derivatives – outflows	2,577	573	4,232	11,280	4,990	23,652
Gross settled derivatives – inflows	(2,462)	(425)	(4,168)	(10,945)	(4,734)	(22,734)
Gross settled derivatives – net flows	115	148	64	335	256	918
Net settled derivative liabilities	2,654	(21)	(6)	145	360	3,132
Total derivative financial liabilities	2,769	127	58	480	616	4,050
At 31 December 2020
Deposits from banks and repurchase agreements	7,369	1,564	72	19,438	498	28,941
Customer deposits and repurchase agreements	413,374	9,871	5,366	5,542	595	434,748
Financial liabilities at fair value through profit or loss	40	45	141	1,702	10,110	12,038
Debt securities in issue	5,019	5,195	9,706	33,338	11,594	64,852
Lease liabilities	10	51	174	626	751	1,612
Subordinated liabilities	81	69	3,609	4,261	3,601	11,621
Total non-derivative financial liabilities	425,893	16,795	19,068	64,907	27,149	553,812
Derivative financial liabilities:
Gross settled derivatives – outflows	4,358	4,818	4,390	15,787	8,397	37,750
Gross settled derivatives – inflows	(3,795)	(4,312)	(4,272)	(15,696)	(8,885)	(36,960)
Gross settled derivatives – net flows	563	506	118	91	(488)	790
Net settled derivative liabilities	4,648	7	89	216	329	5,289
Total derivative financial liabilities	5,211	513	207	307	(159)	6,079

The Bank	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2021
Deposits from banks and repurchase agreements	1,921	467	31	813	224	3,456
Customer deposits and repurchase agreements	266,536	1,065	691	765	432	269,489
Financial liabilities at fair value through profit or loss	81	21	242	1,572	4,645	6,561
Debt securities in issue	3,802	4,559	5,426	22,704	3,815	40,306
Lease liabilities	1	32	83	300	434	850
Subordinated liabilities	9	17	339	4,708	5,254	10,327
Total non-derivative financial liabilities	272,350	6,161	6,812	30,862	14,804	330,989
Derivative financial liabilities:
Gross settled derivatives – outflows	2,545	544	3,827	10,416	4,343	21,675
Gross settled derivatives – inflows	(2,452)	(407)	(3,769)	(10,108)	(4,095)	(20,831)
Gross settled derivatives – net flows	93	137	58	308	248	844
Net settled derivative liabilities	2,125	(21)	(6)	145	320	2,563
Total derivative financial liabilities	2,218	116	52	453	568	3,407
At 31 December 2020
Deposits from banks and repurchase agreements	7,353	1,562	15	1,108	361	10,399
Customer deposits and repurchase agreements	254,667	7,185	1,334	819	457	264,462
Financial liabilities at fair value through profit or loss	40	45	141	1,701	10,065	11,992
Debt securities in issue	4,502	4,200	6,404	27,908	9,408	52,422
Lease liabilities	1	34	97	326	445	903
Subordinated liabilities	9	43	3,069	3,517	3,016	9,654
Total non-derivative financial liabilities	266,572	13,069	11,060	35,379	23,752	349,832
Derivative financial liabilities:
Gross settled derivatives – outflows	3,881	4,737	3,433	15,174	6,337	33,562
Gross settled derivatives – inflows	(3,405)	(4,291)	(3,336)	(15,076)	(6,629)	(32,737)
Gross settled derivatives – net flows	476	446	97	98	(292)	825
Net settled derivative liabilities	3,885	5	3	146	208	4,247
Total derivative financial liabilities	4,361	451	100	244	(84)	5,072

Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments
The following tables set out the amounts and residual maturities of off-balance sheet contingent liabilities, commitments and guarantees.

The Group	Within 1 year	1-3 years	3-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m
At 31 December 2021
Acceptances and endorsements	21				21
Other contingent liabilities	1,362	242	258	457	2,319
Total contingent liabilities	1,383	242	258	457	2,340
Lending commitments and guarantees	97,587	15,506	9,853	4,678	127,624
Other commitments	—	18	—	42	60
Total commitments and guarantees	97,587	15,524	9,853	4,720	127,684
Total contingents, commitments and guarantees	98,970	15,766	10,111	5,177	130,024
At 31 December 2020
Acceptances and endorsements	73	—	—	—	73
Other contingent liabilities	1,302	337	69	583	2,291
Total contingent liabilities	1,375	337	69	583	2,364
Lending commitments and guarantees	102,279	18,152	9,454	3,588	133,473
Other commitments	1	44	16	64	125
Total commitments and guarantees	102,280	18,196	9,470	3,652	133,598
Total contingents, commitments and guarantees	103,655	18,533	9,539	4,235	135,962

The Bank	Within 1 year	1-3 years	3-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m
At 31 December 2021
Acceptances and endorsements	21	—	—	—	21
Other contingent liabilities	1,227	216	227	386	2,056
Total contingent liabilities	1,248	216	227	386	2,077
Lending commitments and guarantees	30,872	14,213	9,180	3,670	57,935
Other commitments	—	18	—	37	55
Total commitments and guarantees	30,872	14,231	9,180	3,707	57,990
Total contingents, commitments and guarantees	32,120	14,447	9,407	4,093	60,067
At 31 December 2020
Acceptances and endorsements	73	—	—	—	73
Other contingent liabilities	1,144	328	68	480	2,020
Total contingent liabilities	1,217	328	68	480	2,093
Lending commitments and guarantees	34,552	16,319	9,127	2,672	62,670
Other commitments	—	27	16	53	96
Total commitments and guarantees	34,552	16,346	9,143	2,725	62,766
Total contingents, commitments and guarantees	35,769	16,674	9,211	3,205	64,859